Shareholders' Equity	12 Months Ended
Sep. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 15 — SHAREHOLDERS’ EQUITY

April 2024 Share Consolidation

On April 11, 2024, the Company’s shareholders approved the consolidation of the Company’s authorised and issued share capital, at a ratio of 10:1, such that the authorised share capital of the Company was consolidated from $50,000 divided into 90,0000,000 Class A ordinary shares with a par value of $0.0005 each and 10,000,000 Class B ordinary shares with a par value of $0.0005 each to $50,000 divided into 9,000,000 Class A ordinary shares with a par value of $0.005 each and 1,000,000 Class B ordinary shares with a par value of $0.005 each and all issued shares in the capital of the Company were consolidated such that every ten shares of each class was consolidated into one share of that class (with any fractional entitlements to be round up to the next whole share).

The Company believes that the share consolidation accounted for on a retroactive basis pursuant to ASC 260. All ordinary shares and per share data for all periods have been retroactively restated accordingly.

As of September 30, 2024 and 2023, the Company both had an aggregate of 1,980,944 Class A ordinary shares outstanding, consisting of 1,577,944 Class A and 403,000 Class B ordinary shares, respectively.

Initial Public Offering

On June 24, 2022, the Company completed its IPO of 506,000 Class A ordinary shares at a public offering price of $40.0 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.

IPO Underwriter’s Warrants

In connection with closing of the IPO on June 24, 2022, the Company granted to the underwriter or its designated affiliates share purchase warrants (“Underwriter’s Warrants”) to purchase a number of Class A ordinary shares equal to 7.5% of the total number of Class A ordinary shares sold in the IPO. Such warrants shall have an exercise price equal to 130% of the offering price of the Class A ordinary shares sold in the IPO. The Underwriter Warrants will be exercisable for five years beginning on the date of effective date of the IPO and will terminate on the 5th anniversary of such date. The Underwriter’s Warrants may be exercised at any time after issuance of the warrants as to all or a lesser number of the underlying Class A ordinary shares, will provide for cashless exercise and will contain provisions for one demand registration of the sale of the underlying Class A ordinary share at the Company’s expense, and an additional demand registration at the Underwriter’s Warrants holder’s expense, provided such demand registration rights will not be for a period greater than five years from the date of the commencement of sales of this offering. The Company determined the Underwriter’s Warrants issued in connection with IPO was classified as equity, because they are indexed to its own shares and meet the requirements for the equity classification.

On June 29, 2022, the underwriter opted to exercise all warrants on a cashless basis. On July 18, 2022, the Company issued 29,549 Class A ordinary shares to the underwriters.

Shares issued for service

On February 20, 2023, the Board of Directors of the Company approved to reward Ms. Huang Yunan, the Chief Financial Officer for her past efforts in IPO with a one-time award of 39,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 390,000 Class A ordinary shares to Ms. Huang. These shares were valued at $975,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

On February 20, 2023, the Board of Directors of the Company approved to reward a third-party consultant for his past efforts in IPO with a one-time award of 34,000 shares, which were vested immediately upon grant. On February 20, 2023, the Company issued 34,000 Class A ordinary shares to such third-party consultant. These shares were valued at $85,000, which was based on the value of the Company’s Class A ordinary shares at the grant date.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries in the PRC must take appropriations from tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve both amounted $133,596 as of September 30, 2024 and 2023.

Prior to the effectiveness of Amended Private Education Law, PRC laws and regulations required private schools that require reasonable returns to contribute 25% of after-tax income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational facility. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. For the Company’s private schools, development reserve both amounted to $873,431 as of September 30, 2024 and 2023. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

Because the Company’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $1,002,904 and $1,019,827 as of September 30, 2024 and 2023, respectively.